Retained Earnings	12 Months Ended
Dec. 31, 2024
Retained earnings [abstract]
Retained earnings

43.	Retained earnings
In accordance with the relevant laws and regulations, each of the Company’s subsidiaries, the Consolidated Affiliated Entities and Subsidiaries of Consolidated Affiliated Entities incorporated in the PRC is required to annually appropriate 10% of its after-tax
income to its statutory surplus reserve prior to payment of any dividends, unless such reserve funds have reached 50% of such entity’s registered capital. Such reserves are not available for dividend distribution.